Cover	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2025
Entity File Number	000-14893
Entity Registrant Name	RESEARCH FRONTIERS INCORPORATED
Entity Central Index Key	0000793524
Entity Tax Identification Number	11-2103466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	240 CROSSWAYS PARK DRIVE
Entity Address, City or Town	WOODBURY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11797-2033
City Area Code	(516)
Local Phone Number	364-1902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	REFR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false